Intangible assets - Summary of Break-Up for Goodwill and Intangible Assets (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Ostro Energy Group [member] | wind power segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 9,903	₨ 9,903	₨ 9,903
ReNew Vayu Urja KCT [member] | wind power segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	756	756	756
Prathamesh Solarfarms [member] | solar power segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	428	428	428
Others [member] | Intangible assets under development [member]
Disclosure of information for cash-generating units [line items]
Goodwill	509	509	294
Intangible asset under development	₨ 68	₨ 55	₨ 53